Going Concern and Liquidity	6 Months Ended
Jun. 30, 2012
Going Concern and Liquidity [Abstract]
GOING CONCERN AND LIQUIDITY

2 – GOING CONCERN AND LIQUIDITY

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing. Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, the Company has working capital deficits, debt outstanding, significant payables, incurred substantial net losses and has an accumulated deficit. The Company has not been able to generate sufficient cash from operating activities to fund its ongoing operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The condensed consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.